ACQUISITIONS (Details 1) - Verdelite Sciences Inc	May 02, 2018 CAD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 22,500,000
Deferred payment, present value of final $22.5 million cash payable May 2019	22,009,404
Portion specified as purchase of shareholder loans	(3,933,591)
9,911,894 Common Shares	45,000,000
Transaction costs	153,967
Total purchase price	85,729,780
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash	19,906
Amounts receivable	100,304
Prepaid expenses	0
Property and equipment	6,311,123
Intangible assets	86,103,549
Total assets	92,534,882
Accounts payable and accrued liabilities	(285,067)
Current portion of long-term debt	(2,586,444)
Shareholder loans	(3,933,591)
Total liabilities	(6,805,102)
Net assets acquired	$ 85,729,780